Acquisitions (Details) - Schedule of components of the purchase price	Sep. 30, 2022 USD ($)
Denver Bodega, LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller	$ 1
Total purchase price	1
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004
Net liabilities acquired	(178,986)
Excess purchase price	178,987
Orbit Media LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller	44,000
Shares granted to seller	40,994
Total purchase price	84,994
Non-controlling interest in consolidated subsidiary	81,661
Excess purchase price	166,655
Brave Foods, LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller	150,000
Total purchase price	150,000
Net Assets acquired	83,182
Cash	73,344
Inventory	86,154
Total assets acquired	159,498
Accounts payable and accrued expenses	1,316
Notes payable	75,000
Total liabilities assumed	76,316
Excess purchase price	$ 66,818